Financial Instruments And Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Company's Financial Instruments
The following tables summarize the Company’s financial instruments as of December 31, 2021 and 2020:

	December 31, 2021
($ in thousands)	Amortized Cost	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash and cash equivalents	$223,543	$—	$—	$—	$223,543
Restricted cash 1	2,559	—	—	—	2,559
Security deposits	3,941	—	—	—	3,941
Accounts receivable, net	43,379	—	—	—	43,379
Loans receivable, short-term	747	—	—	565	1,312
Loans receivable, long-term	505	—	—	—	505
Investments	—	4,710	542	660	5,912
Financial Liabilities:
Accounts payable	$32,278	$—	$—	$—	$32,278
Accrued liabilities	95,442	—	—	—	95,442
Short-term borrowings	19,928	—	—	—	19,928
Current portion of lease liabilities	20,792	—	—	—	20,792
Deferred consideration, contingent consideration and other payables, short-term	5	12	—	71,816	71,833
Derivative liabilities, short -term	—	—	—	1,172	1,172
Lease liabilities	118,936	—	—	—	118,936
Deferred consideration and contingent consideration, long-term	—	—	—	17,651	17,651
Long-term notes payable and loans payable	465,079	—	—	—	465,079

1 Restricted	cash balances include various escrow accounts related to investments, acquisitions, facility requirements and building improvements.

	December 31, 2020
($ in thousands)	Amortized Cost	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash and cash equivalents	$136,339	$—	$—	$—	$136,339
Restricted cash 1	4,435	—	—	—	4,435
Security deposits	3,558	—	—	—	3,558
Accounts receivable, net	29,943	—	—	—	29,943
Loans receivable, short-term	921	—		1,517	2,438
Loans receivable, long-term	1,204	—	—	20,019	21,223
Investments 2	3,192	—	1,049	119	4,360
Financial Liabilities:
Accounts payable	$23,231	$—	$—	$—	$23,231
Accrued liabilities	130,469	—	—	—	130,469
Short-term borrowings	25,924	—	—	—	25,924
Current portion of lease liabilities	18,040	—	—	—	18,040
Deferred consideration, contingent consideration and other payables, short-term	—	22	—	19,093	19,115
Derivative liabilities - long-term	—	—	—	17,505	17,505
Lease liabilities	74,468	—	—	—	74,468
Deferred consideration and contingent consideration, long-term	—	—	—	7,247	7,247
Long- T erm N otes P ayable and L oans P ayable	255,439	—	—	—	255,439

1	Restricted cash balances include various escrow accounts related to investments, acquisitions and facility licensing requirements.
2	Investment balances in the amortized cost column represent equity method investments.

Summary of Short Term Loan Receivable
The
following is a summary of Loans receivable, short-term balances and valuation classifications (discussed further below) as of December 31, 2021 and 2020:

($ in thousands)	Valuation classification	12/31/2021	12/31/2020
Short-term loans receivable - Lighthouse	Fair value	$565	$1,517
Interest receivable	Amortized cost	747	921

Total Loans receivable, short-term		$1,312	$2,438

Summary of Long Term Loan Receivable

($ in thousands)	Valuation classification	12/31/2021	12/31/2020
Long-term loans receivable - Verdant	Fair value	$—	$20,019
Long-term loans receivable - Illinois Incubator	Amortized cost	100	—
Long-term loans receivable - Other	Amortized cost	405	367
Interest receivable	Amortized cost	—	837

Total Loans receivable, long-term		$505	$21,223

Disclosure of Fair Value of Liability Warrants using Black-Scholes Option-pricing Model as Follows	As of December 31, 2021 and 2020, the fair value of liability-classified warrants was determined using the Black-Scholes option-pricing model utilizing the following assumptions:

	2021	2020
Risk-free annual interest rate	0.15%	0.13%
Expected annual dividend yield	0.0%	0.0%
Expected stock price volatility	47.3%	83.0%
Expected life of stock warrants	< 1 year	1.8 years
Forfeiture rate	0%	0%
Share price at period end	$6.62	$9.86
Strike price at period end	$9.86	$9.82

Summary of Accounts Receivables
The Company’s aging of Accounts receivables as of December 31, 2021 and 2020 was as follows:

($ in thousands)	2021	2020
0 to 60 days	$37,750	$28,280
61 to 120 days	4,309	1,134
120 days +	3,540	1,225

Total accounts receivable, gross	45,599	30,639
Allowance for doubtful accounts	2,220	696
Total accounts receivable, net	$43,379	$29,943

Summary of Contractual Obligations
In addition to the commitments outlined in Note 15, the Company has the following contractual obligations as of December 31, 2021:

($ in thousands)	< 1 Year	1 to 3 Years	3 to 5 Years	Total
Accounts payable & Accrued liabilities	$127,720	$—	$—	$127,720
Deferred consideration, contingent consideration and other payables	71,833	—	—	71,833
Deferred consideration and contingent consideration	—	17,651	—	17,651
Long-term notes payable and loans payable and Short-term borrowings	19,928	—	465,079	485,007

Total obligations as of December 31, 2021	$219,481	$17,651	$465,079	$702,211